Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts Receivable
December 31 (millions of Canadian dollars)	2015	2014
Accounts receivable – billed	374	496
Accounts receivable – unbilled	459	586

Accounts receivable, gross	833	1,082
Allowance for doubtful accounts	(61)	(66)

Accounts receivable, net	772	1,016

Schedule of Allowance for Doubtful Accounts

The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2015 and 2014:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Allowance for doubtful accounts – January 1	(66)	(36)
Write-offs	37	24
Additions to allowance for doubtful accounts	(32)	(54)

Allowance for doubtful accounts – December 31	(61)	(66)